Putnam Pennsylvania Tax Exempt Income Fund
The fund's portfolio
8/31/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
G.O. Bonds — General Obligation Bonds
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.50% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.1%)(a)
	Rating(RAT)	Principal amount	Value
Alaska (1.1%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 5.00%, 10/1/30	A+/F	$1,250,000	$1,369,389

			1,369,389
Delaware (1.0%)
DE River & Bay Auth. Rev. Bonds, 5.00%, 1/1/33(FWC)	A1	1,100,000	1,249,534

			1,249,534
Guam (1.8%)
Territory of GU, Govt. G.O. Bonds, 5.00%, 11/15/31	Ba1	685,000	699,325
Territory of GU, Govt. Bus. Privilege Tax Rev. Bonds, Ser. F, 4.00%, 1/1/42	Ba1	1,300,000	1,152,985
Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 5.00%, 11/1/40	Ba1	425,000	428,515

			2,280,825
Massachusetts (0.8%)
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.98%, 10/1/42	VMIG 1	950,000	950,000

			950,000
Minnesota (0.4%)
Rochester, Hlth. Care Fac. VRDN, (Mayo Clinic), Ser. B, 1.50%, 11/15/38	VMIG 1	500,000	500,000

			500,000
Ohio (1.1%)
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Otterbein Homes Oblig. Group)
4.00%, 7/1/34(FWC)	A	405,000	382,204
4.00%, 7/1/33(FWC)	A	390,000	373,195
4.00%, 7/1/27(FWC)	A	640,000	638,874

			1,394,273
Pennsylvania (91.6%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
5.00%, 1/1/56	AA	250,000	255,915
5.00%, 1/1/51	AA	1,700,000	1,750,909
4.00%, 1/1/56	AA	750,000	673,244
Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds, (Duquesne U. of the Holy Spirit), Ser. A
5.00%, 3/1/34(FWC)	A2	640,000	708,327
5.00%, 3/1/30(FWC)	A2	1,055,000	1,168,171
Bentworth School Dist. G.O. Bonds, Ser. B, BAM, 3.00%, 11/15/28	AA	1,430,000	1,431,883
Bethlehem, Redev. Auth. Rev. Bonds, (Moravian U. Oblig. Group)
5.00%, 10/1/31	BBB+	500,000	533,668
5.00%, 10/1/30	BBB+	1,260,000	1,347,423
Bucks Cnty., Indl. Dev. Auth. Rev. Bonds
(Delaware Valley U.), 5.00%, 11/1/42	BBB-/F	250,000	240,690
(St. Luke's U. Health Network), 4.00%, 8/15/39	A3	1,500,000	1,453,965
Cap. Region Wtr. Rev. Bonds, (Swr. Syst.), 5.00%, 7/15/42	A+	2,000,000	2,166,474
Chester Cnty., G.O. Bonds, 5.00%, 7/15/36	Aaa	750,000	805,964
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	225,000	229,104
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	400,000	413,211
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	1,000,000	983,846
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment Bonds)
5.00%, 6/1/34	A1	1,000,000	1,081,080
5.00%, 6/1/33	A1	1,000,000	1,084,820
Cumberland Cnty., Muni. Auth. Rev. Bonds
(Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	500,000	488,135
(Dickinson College), 5.00%, 11/1/32 (Prerefunded 11/1/22)	A+	1,000,000	1,004,354
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	700,000	724,016
(Penn State Hlth.), 4.00%, 11/1/44	A+	1,500,000	1,398,796
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	1,500,000	1,507,633
Doylestown, Hosp. Auth. Rev. Bonds, (Doylestown Hosp.), Ser. A
5.00%, 7/1/41	Baa2	600,000	568,077
5.00%, 7/1/25	BB	500,000	505,918
Erie, City School Dist. G.O. Bonds, Ser. A, AGM, 4.00%, 4/1/33	AA	1,150,000	1,207,727
Erie, Higher Ed. Bldg. Auth. Rev. Bonds, (Gannon U.), 5.00%, 5/1/34	BBB+	750,000	775,936
Erie, Wtr. Auth. Rev. Bonds
Ser. A, AGM, 5.00%, 12/1/43	AA	1,000,000	1,090,057
Ser. D, BAM, 4.00%, 12/1/44	AA	1,000,000	982,699
Geisinger, Auth. Rev. Bonds, (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	AA-	2,155,000	2,257,656
Indiana Cnty., Indl. Dev. Auth. Rev. Bonds, (Foundation for Indiana U. of Pennsylvania (The)), BAM, 4.00%, 5/1/54	AA	1,245,000	1,145,687
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	1,500,000	1,386,142
Lancaster Cnty., Hosp. & Hlth. Ctr. Auth. Rev. Bonds
(Landis Homes Retirement Cmnty.), Ser. A, 5.00%, 7/1/45	BBB-/F	1,000,000	1,001,760
(St. Anne's Retirement Cmnty.), 5.00%, 3/1/45	BB+/F	500,000	460,093
Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Brethren Village), 5.125%, 7/1/37	BB+/F	300,000	297,061
(Penn State Hlth.), 5.00%, 11/1/51	A+	1,500,000	1,562,849
(Masonic Villages of the Grand Lodge of PA), 5.00%, 11/1/35	A	1,000,000	1,032,852
Lancaster Cnty., Hosp. Auth. VRDN, (Masonic Homes), Ser. D, 1.08%, 7/1/34	A-1	1,260,000	1,260,000
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A
5.00%, 6/15/49	BB+/F	1,000,000	954,508
5.00%, 6/15/44	BB+/F	1,235,000	1,199,791
Lancaster, G.O. Bonds, AGM, 4.00%, 11/1/46	AA	1,000,000	983,639
Lancaster, Indl. Dev. Auth. Rev. Bonds
(Landis Homes Oblig. Group), 4.00%, 7/1/51	BBB-/F	1,500,000	1,248,180
(Willow Valley Communities), 4.00%, 12/1/49	A/F	1,550,000	1,487,096
Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds, (Lehigh Valley Hlth. Network), Ser. A, 5.00%, 7/1/30	A+	350,000	370,108
Monroe Cnty., Hosp. Auth. Rev. Bonds, (Pocono Med. Ctr.), 5.00%, 7/1/41	A+	1,000,000	1,031,746
Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds
(Foulkeways at Gwynedd), 5.00%, 12/1/46	BBB	1,000,000	1,014,100
(ACTS Retirement-Life Communities, Inc.), 5.00%, 11/15/36	A-/F	1,500,000	1,561,535
(Pub. School of Germantown (The)), 4.00%, 10/1/51	BBB+	800,000	670,191
(Pub. School of Germantown (The)), 4.00%, 10/1/46	BBB+	625,000	536,404
(ACTS Retirement-Life Communities, Inc.), 4.00%, 11/15/43	A-/F	550,000	506,984
(Pub. School of Germantown (The)), 4.00%, 10/1/41	BBB+	425,000	379,158
(Pub. School of Germantown (The)), 4.00%, 10/1/36	BBB+	450,000	418,177
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater), 4.00%, 1/1/29	Baa2	650,000	661,468
PA State COP, Ser. A, 5.00%, 7/1/37	A2	1,600,000	1,737,153
PA State Econ. Dev. Fin. Auth. Rev. Bonds
5.00%, 12/31/38	BBB	1,000,000	1,024,702
(U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/38	A2	1,750,000	1,907,936
(PA Bridges Finco LP), 5.00%, 12/31/34	BBB	250,000	258,048
(UPMC Oblig. Group), Ser. A, 5.00%, 2/1/34	A2	1,000,000	1,038,792
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	500,000	501,374
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds, (Procter & Gamble Paper), 5.375%, 3/1/31	AA-	1,155,000	1,323,615
PA State Fin., Auth. Rev. Bonds, (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	837,510
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5.00%, 11/1/42 (Prerefunded 11/1/22)	Ba1	500,000	502,135
(U. of PA Health Syst. (The)), 5.00%, 8/15/33	AA	550,000	614,195
(Thomas Jefferson U.), 5.00%, 3/1/32 (Prerefunded 9/1/22)	A2	500,000	500,000
(Drexel U.), 4.00%, 5/1/34	A3	2,000,000	1,947,667
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (East Stroudsburg), Ser. A, 5.00%, 7/1/35	Baa3	730,000	737,039
PA State Pub. School Bldg. Auth. Rev. Bonds, (Northhampton Cnty. Area Cmnty. College), BAM
4.00%, 3/1/31	AA	490,000	513,072
4.00%, 3/1/30	AA	640,000	673,175
PA State Tpk. Comm. Rev. Bonds
Ser. C, 5.00%, 12/1/44	A1	500,000	513,254
Ser. B-1, 5.00%, 6/1/42	A3	675,000	704,110
Ser. A-1, 5.00%, 12/1/40	A1	2,500,000	2,595,891
Ser. 2nd, 5.00%, 12/1/37	A3	1,295,000	1,374,638
5.00%, 6/1/36	A3	2,000,000	2,095,060
4.75%, 12/1/37	A1	1,000,000	1,074,685
4.50%, 12/1/34	A1	2,250,000	2,333,084
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. C, zero %, 12/1/38	Aa3	3,000,000	1,541,240
PA State, Econ. Dev. Fin. Auth. Rev. Bonds, (U. of Pittsburgh Med. Ctr.), Ser. A, 5.00%, 2/15/39	A2	1,500,000	1,628,661
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/40	BB+	1,000,000	1,004,412
Philadelphia, G.O. Bonds
Ser. B, 5.00%, 2/1/39	A2	1,250,000	1,349,417
Ser. A, 5.00%, 8/1/37	A2	500,000	533,607
Philadelphia, Arpt. Rev. Bonds, AGM
4.00%, 7/1/46	AA	500,000	464,983
4.00%, 7/1/41	AA	400,000	377,459
4.00%, 7/1/40	AA	300,000	284,878
Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(MaST Cmnty. Charter School II), 5.00%, 8/1/50	BBB-	1,050,000	1,050,404
(Independence Charter School-West), 5.00%, 6/15/50	BB/P	1,375,000	1,356,598
(MaST Cmnty. Charter School II), 5.00%, 8/1/40	BBB-	615,000	623,768
(Saint Joseph's U.), 4.00%, 11/1/38	A-	1,000,000	933,626
Philadelphia, Auth. for Indl. Dev. City Agreement Rev. Bonds, (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/31	A2	1,500,000	1,584,989
Philadelphia, Gas Wks. Rev. Bonds
(1998 Gen. Ordinance), Ser. 15th, 5.00%, 8/1/42	A	2,000,000	2,084,520
5.00%, 8/1/33	A	1,645,000	1,725,023
Philadelphia, Indl. Dev. Auth. Rev. Bonds, (Alliance for Progress Charter School, Inc.), Ser. A, 5.00%, 6/15/49	BB-/P	500,000	492,702
Philadelphia, Redev. Auth. Rev. Bonds, (Transformation Initiative), 5.00%, 4/15/26	A2	1,000,000	1,003,591
Philadelphia, School Dist. G.O. Bonds
Ser. F, 5.00%, 9/1/36	A1	1,000,000	1,049,954
Ser. A, 5.00%, 9/1/34	A1	1,000,000	1,064,399
Ser. A, 5.00%, 9/1/33	A1	1,575,000	1,706,000
Ser. A, 5.00%, 9/1/32	A1	1,000,000	1,092,598
Pittsburgh & Allegheny Cnty., Sports & Exhibition Auth. Rev. Bonds, (Pkg. Syst.)
5.00%, 12/15/37	A	1,000,000	1,096,095
5.00%, 12/15/35	A	625,000	686,755
5.00%, 12/15/33	A	1,000,000	1,104,154
Pittsburgh & Allegheny, Cnty. Sports & Exhib. Auth. Rev. Bonds, (Sports & Exhib. Auth. Hotel Room Excise Tax), Ser. B, AGM, 5.00%, 2/1/29	AA	1,325,000	1,484,339
Pittsburgh, G.O. Bonds
5.00%, 9/1/35	AA-	300,000	327,848
4.00%, 9/1/41	AA-	585,000	580,262
4.00%, 9/1/39	AA-	300,000	299,917
4.00%, 9/1/38	AA-	350,000	351,084
4.00%, 9/1/36	AA-	275,000	280,147
4.00%, 9/1/35	AA-	350,000	357,700
4.00%, 9/1/34	AA-	250,000	258,047
4.00%, 9/1/33	AA-	245,000	255,162
Pittsburgh, School Dist. G.O. Bonds, 3.00%, 9/1/38	Aa2	995,000	863,064
Reading, School Dist. G.O. Bonds, AGM, 5.00%, 3/1/38	AA	1,250,000	1,342,377
Scranton, School Dist. G.O. Bonds, Ser. E, BAM, 4.00%, 12/1/37	AA	1,925,000	1,939,221
State Pub. School Bldg. Auth. Rev. Bonds, AGM, 5.00%, 12/1/33	AA	595,000	635,037
West Cornwall, Twp. Muni. Auth. Rev. Bonds, (Lebanon Valley Brethren Home Oblig. Group), Ser. A
4.00%, 11/15/46	BBB/F	525,000	473,587
4.00%, 11/15/41	BBB/F	370,000	344,556
4.00%, 11/15/36	BBB/F	365,000	347,825
West Shore Area Auth. Rev. Bonds, (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	500,000	505,749
Wilkes-Barre, Area School Dist. G.O. Bonds, BAM, 5.00%, 4/15/59	AA	2,000,000	2,157,033
Wilkes-Barre, Fin. Auth. Rev. Bonds, (Wilkes U.), 4.00%, 3/1/42	BBB-	1,400,000	1,178,583

			114,637,733
Virgin Islands (0.3%)
Matching Fund Special Purpose Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 10/1/30	BB/P	320,000	336,840

			336,840

Total municipal bonds and notes (cost $128,007,850)			$122,718,594

SHORT-TERM INVESTMENTS (5.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 2.33%(AFF)	6,330,617	$6,330,617

Total short-term investments (cost $6,330,617)		$6,330,617
TOTAL INVESTMENTS

Total investments (cost $134,338,467)		$129,049,211

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2022 through August 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,102,396.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$1,174,599	$12,836,411	$7,680,393	$26,429	$6,330,617

	Total Short-term investments	$1,174,599	$12,836,411	$7,680,393	$26,429	$6,330,617
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	25.6%
	Local debt	20.4
	Education	18.2
	Transportation	16.3
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$122,718,594	$—
Short-term investments	—	6,330,617	—

Totals by level	$—	$129,049,211	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com